Loans and borrowings - Terms and Conditions of Loans and Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 19, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 1,260,544		$ 510,754
Current portion of loans and borrowings	(12,470)		(8,652)
Loans and borrowings	1,248,074		502,102
Total
Disclosure of detailed information about borrowings [line items]
Carrying amount	1,248,270		498,199
Term loan
Disclosure of detailed information about borrowings [line items]
Facility	1,275,000	$ 1,275,000	504,292
Carrying amount	1,248,270	1,275,000	498,199
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Facility	800,000	$ 800,000	385,000
Carrying amount	0		0
Lease liabilities
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 12,274		$ 12,555